Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 36.84	$ 25.06
Assumptions:
Expected volatility	30.00%	29.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.73%	1.93%
Expected life	5 years	5 years